Management and assessment of financial risks (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of credit risk exposure [line items]
Operating expense	€ 47,589	€ 40,954	€ 95,783	€ 86,811
United States of America, Dollars
Disclosure of credit risk exposure [line items]
Operating expense			€ 7,408
United States of America, Dollars | Currency risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent			10.00%
Reasonably possible change in risk variable, impact on foreign exchange			€ 823